Unit-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Unit-Based Compensation

Note 11. Unit-Based Compensation

Pursuant to the Amended and Restated Limited Liability Company Agreement dated August 2025 to provide appropriate equity-based incentives to key employees, the Company issued Profit Interest Units to individuals in exchange for services rendered to or on behalf of the Company. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units do not require any capital contribution and entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation – Stock Compensation. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

The following is a summary of the Profit Interest Unit activity for the nine months ended September 30, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2024	3,643	$1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of September 30, 2025	4,023	$1,322
Vested balance as of September 30, 2025	126	$4,418

During the nine months ended September 30, 2025, the Company granted 506 profit interest units that include post-termination restrictive covenants. The Company determined that these awards do not contain substantive service conditions for accounting purposes under ASC 718. Accordingly, compensation cost related to these awards was recognized upon grant based on the grant date fair value.

During the nine months ended September 30, 2025 and 2024, the Company recorded unit-based compensation expense of $13,220 and $363, respectively, related to the Profit Interest Units to selling, general and administrative expense within the interim condensed consolidated statements of operations. As of September 30, 2025, unrecognized unit-based compensation expense related to the Profit Interest Units was $454, which is expected to be recognized over a weighted-average period of approximately 0.68 years.

The weighted-average grant date fair value per Profit Interest Units granted during the nine months ended September 30, 2025 and 2024 were $24,921 and $448, respectively.

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	September 30,	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%

Note 8. Unit-Based Compensation

On March 22, 2024 the Company entered into the Limited Liability Company Agreement (the “Holdings LLC Agreement”). As stipulated in the Holdings LLC Agreement and to provide appropriate equity-based incentives to key employees, the Company issues Class B units (the “Profit Interest Units”), to individuals in exchange for services rendered to or on behalf of the Company.

The Company initially reserved an unlimited number of Profit Interest Units for issuance. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2024:

	Class B units	Weighted average Class B unit participation threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	$1,000
Vested balance as of December 31, 2024	-	$-

The weighted-average grant-date fair value of the Class B units granted during the year ended December 31, 2024, was $448 per unit. The Company recorded unit-based compensation expense of $568 for the year ended December 31, 2024 and $0 for the period ended December 31, 2023. As of December 31, 2024, there was $1,064 of unrecognized unit-based compensation expense related to unvested Profit Interest Units, which is expected to be recognized over a weighted-average period of 1.3 years.